RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net expenses from related parties:

(in thousands of $)	2013	2012	2011
Transactions with Golar and affiliates:
Management and administrative services fees (a)	2,569	2,876	1,576
Ship management fees (b)	6,701	4,222	4,146
Interest expense on high-yield bonds (c)	1,972	575	—
Interest expense on Golar LNG vendor financing loan - Golar Freeze (d)	—	11,921	3,085
Interest expense on Golar LNG vendor financing loan - NR Satu (e)	—	4,737	—
Interest expense on Golar Energy loan (f)	—	829	—
Total	11,242	25,160	8,807

Receivables (payables) from related parties:

As of December 31, 2013 and 2012, balances with related parties consisted of the following:

(in thousands of $)	2013	2012
Trading balances due to Golar and affiliates (g)	(5,989)	(546)
Methane Princess Lease security deposit movements (h)	4,257	—
High-yield bonds (c)	—	(34,953)
	(1,732)	(35,499)
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(a) Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days written notice.

(b) Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(c) High-yield bonds - In October 2012, we completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million at the time of issuance. Of this amount, NOK200 million (2012: approximately $35.0 million) was held by Golar until their disposal in November 2013 (see note 20).

(d) Golar LNG vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, we entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 using the net proceeds from the bond issuance.

(e) Golar LNG vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, we entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million was drawn down in July 2012. A further $20 million was available for draw down until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 using the proceeds from the NR Satu facility.

(f) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar LNG Energy Limited ("Golar Energy"). The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by us, including Golar Singapore, were extinguished.

(g) Trading balances - Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on our behalf including ship management and administrative service fees due to Golar.

(h) Methane Princess Lease security deposit movements - This represents net advances to Golar since the IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided by Golar under the Omnibus Agreement (see below). Accordingly, these amounts held with Golar will be settled as part of the eventual termination of the Methane Princess Lease.

(i) $20 million revolving credit facility - On April 13, 2011, we entered into a $20 million revolving credit facility with Golar.  The facility matures in April 2015 and is unsecured and interest-free. In May 2013, we drew down $20 million from the facility which we subsequently repaid in December 2013. As of December 31, 2013, we have an undrawn balance of $20 million available under this facility.

(j)  Dividends to China Petroleum Corporation - During the years ended December 31, 2013, 2012 and 2011, Faraway Maritime Shipping Co., which is 60% owned by us and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $10.6 million, $1.8 million and $2.4 million, respectively.

(k) Acquisitions from Golar - We acquired from Golar equity interests in certain subsidiaries which own or lease and operate the NR Satu, the Golar Grand and the Golar Maria. The acquisition of the first two vessels were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The acquisition of the Golar Maria was accounted for as a business combination (see note 10).

Our Board of Directors ("the Board") and the Conflicts Committee of the Board (the "Conflicts Committee") approved the purchase price and vendor financing loan (where applicable) for each transaction. The Conflicts Committee retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Purchase consideration	176.8	388.0	231.3
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6	166.0
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—	—
- Loan debt assumed	—	—	(108.0)
- Other net assets (liabilities)	6.4	(1.9)	7.5
Total net assets acquired	(43.1)	(255.7)	(65.5)
Deduction to equity	133.7	132.3	165.8

Golar Freeze

On October 19, 2011, we acquired Golar’s 100% ownership interest in certain subsidiaries which own and operate the Golar Freeze and hold the secured bank debt. The purchase consideration was $330 million for the vessel and $9 million of working capital adjustments net of the assumed bank debt of $108.0 million, resulting in total purchase consideration of approximately $231.3 million of which $222.3 million was financed by vendor financing in the form of the Golar LNG vendor financing loan, further described in paragraph (d) above.

NR Satu

On July 19, 2012, we acquired Golar’s equity interests in certain subsidiaries which own and operate the NR Satu. The purchase consideration was $385 million for the vessel and working capital adjustments of $3.0 million, resulting in total purchase consideration of approximately $388 million of which $230 million was financed from the proceeds of the July 2012 equity offering and $155 million vendor financing in the form of the Golar LNG vendor financing loan, further described in paragraph (e) above.

Golar Grand

On November 8, 2012, we acquired Golar's equity interests in subsidiaries which lease and operate the Golar Grand. The purchase consideration was $265 million for the vessel and working capital adjustments of $2.6 million, net of the assumed capital lease obligation of $90.8 million, resulting in total purchase consideration of $176.8 million which was principally financed from the proceeds of the November 2012 equity offering.

Golar Maria

In February 2013, we acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The details of the transaction are omitted from the table above, as this was accounted for as a business combination (see note 10).

(l) Payment due under Omnibus Agreement - During the year, we incurred expenses of $3.3 million, which was indemnified by Golar as part of the Omnibus agreement.

Schedule of purchase price and historic book values [Table Text Block]
Acquisitions from Golar - We acquired from Golar equity interests in certain subsidiaries which own or lease and operate the NR Satu, the Golar Grand and the Golar Maria. The acquisition of the first two vessels were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The acquisition of the Golar Maria was accounted for as a business combination (see note 10).

Our Board of Directors ("the Board") and the Conflicts Committee of the Board (the "Conflicts Committee") approved the purchase price and vendor financing loan (where applicable) for each transaction. The Conflicts Committee retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Purchase consideration	176.8	388.0	231.3
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6	166.0
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—	—
- Loan debt assumed	—	—	(108.0)
- Other net assets (liabilities)	6.4	(1.9)	7.5
Total net assets acquired	(43.1)	(255.7)	(65.5)
Deduction to equity	133.7	132.3	165.8